CONDENSED FINANCIAL INFORMATION OF THE COMPANY (Details 1) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
IfrsStatementLineItems [Line Items]
Administrative expenses	$ (5,328)	¥ (36,749)	¥ (22,869)	¥ (18,853)
(Loss)/profit before income tax for the year	(2,383)	(16,432)	(52,836)	24,179
(Loss)/profit for the year	(3,233)	(22,296)	(54,971)	22,921
Separate [member]
IfrsStatementLineItems [Line Items]
Administrative expenses	(3,497)	(24,123)	(10,059)	(5,243)
Finance costs	31	215	(162)	(38)
Interest income	1	5
Fair value gain/(loss) on financial instruments, net	146	1,007	(38,349)	31,334
(Loss)/profit before income tax for the year	(3,319)	(22,896)	(48,570)	26,053
Income tax expense			5,095	(5,170)
(Loss)/profit for the year	$ (3,319)	¥ (22,896)	¥ (43,475)	¥ 20,883